Income Taxes	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 9 – Income Taxes

The consolidated income tax expense for the years ended July 31, 2011 and 2010 was determined based upon estimates of the Company’s consolidated effective income tax rates for the years ending July 31, 2011 and 2010, respectively. The difference between the consolidated effective income tax rate and the U.S. federal statutory rate is primarily attributable to state income taxes, and the effect of certain permanent differences.

FASB Topic 740, Accounting for Uncertainty in Income Taxes, prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Generally accepted accounting principles require that the Company recognizes in the financial statements a liability for tax uncertainty if it is more likely than not that the position will be sustained on an audit, based on the technical merits of the position. They also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods and disclosure. The Company has not recorded any liability for unrecognized tax benefits as of July 31, 2011. There have been no material changes in unrecognized tax benefits at January 31, 2012.

The Company’s tax returns are subject to examination by federal, state and foreign taxing authorities. As of July 31, 2011, the statute of limitations for examining the Company’s federal income tax returns has not expired for the years ended July 31, 2006 through 2010. As of July 31, 2011, the statutes of limitation for tax examinations in the state of California have not expired for tax returns filed for the years ended July 31, 2006 through 2010.  As of July 31, 2011, the statute of limitation for tax examinations in Taiwan have not expired for tax returns filed for the years ended July 31, 2006 through 2010.

We did not make any provision for income taxes in the three months ended January 31, 2012. Our effective tax rate takes into consideration federal and state minimum tax rates, foreign taxes and net operating loss (“NOL”) carry-forwards.

The Company has accumulated NOLs of $1.45 million, which, if unutilized, will begin to expire in 2018. Future tax benefits, which may arise as a result of these losses, have not been recognized in these financial statements, and have been offset by a valuation allowance since there is no assurance that we will be able to utilize these NOLs.

Note 10 – Income Taxes

The consolidated income tax expense for the years ended July 31, 2011 and 2010 was determined based upon estimates of the Company’s consolidated effective income tax rates for the years ending July 31, 2011 and 2010, respectively. The difference between the consolidated effective income tax rate and the U.S. federal statutory rate is primarily attributable to state income taxes, and the effect of certain permanent differences.

FASB Topic 740, Accounting for Uncertainty in Income Taxes, prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Generally accepted accounting principles require that the Company recognizes in the financial statements a liability for tax uncertainty if it is more likely than not that the position will be sustained on an audit, based on the technical merits of the position. They also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods and disclosure. The Company has not recorded any liability for unrecognized tax benefits as of July 31, 2011. There have been no material changes in unrecognized tax benefits at July 31, 2011.

The Company’s tax returns are subject to examination by federal, state and foreign taxing authorities. As of July 31, 2011, the statute of limitations for examining the Company’s federal income tax returns has not expired for the years ended July 31, 2006 through 2010. As of July 31, 2011, the statutes of limitation for tax examinations in the state of California have not expired for tax returns filed for the years ended July 31, 2006 through 2010.  As of July 31, 2011, the statute of limitation for tax examinations in Taiwan have not expired for tax returns filed for the years ended July 31, 2006 through 2010.

The Company provided $1,600 and $5,050 for income taxes in the years ended July 31, 2011 and 2010 respectively.  The effective tax rates takes into consideration federal and state minimum tax rates and foreign taxes.

The Company has accumulated NOLs of $1.45 million, which, if unutilized, will begin to expire in 2018. Future tax benefits, which may arise as a result of these losses, have not been recognized in these financial statements, and have been offset by a valuation allowance since there is no assurance that we will be able to utilize these NOLs. Details of future income tax assets are as follows:

Future income tax assets

	July 31, 2011	July 31, 2010
NOL available for carry forward	$1,452,077	$1,307,775
R&D credit	220,220	140,553
Other temporary timing differences	123,269	66,643
	1,795,566	1,514,971
Statutory tax rate (combined federal and state)	42.28%	42.84%

Net deferred tax asset	759,165	649,014

Valuation allowance	(759,165)	(649,014)

	$-	$-